BLACKROCK FUNDSSM
BlackRock Global Opportunities Portfolio (“Global Opportunities”)
BlackRock International Opportunities Portfolio (“International Opportunities”)
(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 5, 2015 to the Funds’
Statement of Additional Information dated January 28, 2015

Effective immediately, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below:

The first paragraph is deleted in its entirety and replaced with the following:

Thomas Callan, CFA, Ian Jamieson, CFA, and Simon McGeough are the portfolio managers and are jointly and primarily responsible for the day-to-day management of Global Opportunities and International Opportunities.

Thomas Callan, CFA, and Ian Jamieson, CFA, are the portfolio managers and are jointly and primarily responsible for the day-to-day management of U.S. Opportunities.

The tables in the sub-section entitled “Other Funds and Accounts Managed” for the Funds are deleted in their entirety and replaced with the following:

Global Opportunities

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	10	11	3	0	0	2
	$10.38 Billion	$4.19 Billion	$1.13 Billion	$0	$0	$1.06 Billion
Ian Jamieson, CFA	6	9	1	0	0	0
	$5.43 Billion	$1.63 Billion	$68.06 Billion	$0	$0	$0
Simon McGeough*	1	0	0	0	0	0
	$236.3 Million	$0	$0	$0	$0	$0

*	Information provided for Mr. McGeough is as of January 31, 2015.

International Opportunities

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Thomas Callan, CFA	10	11	3	0	0	2
	$9.14 Billion	$4.19 Billion	$1.13 Billion	$0	$0	$1.06 Billion
Ian Jamieson, CFA	6	9	1	0	0	0
	$4.18 Billion	$1.63 Billion	$68.06 Billion	$0	$0	$0
Simon McGeough*	1	0	0	0	0	0
	$236.3 Million	$0	$0	$0	$0	$0

*	Information provided for Mr. McGeough is as of January 31, 2015.

The following sentence is added to the end of the sub-section entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards”:

Mr. McGeough has unvested long-term incentive awards.

The sub-section entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Portfolio Manager Beneficial Holdings” is deleted and replaced with the following:

As of September 30, 2014, the end of each Fund’s most recently completed fiscal year, the dollar range of securities beneficially owned by each portfolio manager in the Funds is shown below:

Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Thomas Callan, CFA	Global Opportunities	Over $1 Million
	International Opportunities	Over $1 Million
	U.S. Opportunities	Over $1 Million
	Health Sciences Opportunities	$100,001 – $500,000
	Science & Technology Opportunities	$100,001 – $500,000
Ian Jamieson, CFA	Global Opportunities	$500,001 – $1,000,000
	International Opportunities	$100,001 – $500,000
	U.S. Opportunities	$100,001 – $500,000
Simon McGeough*	Global Opportunities	None
	International Opportunities	None
Erin Xie, PhD	Health Sciences Opportunities	Over $1 Million
Tony Kim	Science & Technology Opportunities	$100,001 – $500,000

*	Information provided for Mr. McGeough is as of January 31, 2015.

The last two sentences of the sub-section entitled “Portfolio Manager Compensation Overview — Other Compensation Benefits — Portfolio Manager Potential Material Conflicts of Interest” are deleted and replaced with the following:

It should also be noted that Messrs. Callan, Jamieson, McGeough and Kim and Ms. Xie may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Callan, Jamieson, McGeough and Kim and Ms. Xie may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-OPP-0215SUP